UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR

ASSET-BACKED SECURITIES

Commission File Number of the issuing entity:     333-283510-05

Central Index Key Number of the issuing entity:     0002145539

Morgan Stanley Bank of America Merrill Lynch Trust 2026-C36

(Exact name of issuing entity as speciﬁed in its charter)

Commission File Number of the depositor:     333-283510

Central Index Key Number of the depositor:     0001005007

Banc of America Merrill Lynch Commercial Mortgage Inc.

(Exact name of depositor as speciﬁed in its charter)

Bank of America, National Association

(Central Index Key Number 0001102113)

Argentic Real Estate Finance 2 LLC

(Central Index Key Number 0001968416)

Morgan Stanley Mortgage Capital Holdings LLC

(Central Index Key Number 0001541557)

Barclays Capital Real Estate Inc.

(Central Index Key Number 0001549574)

Citi Real Estate Funding Inc.

(Central Index Key Number 0001701238)

JPMorgan Chase Bank, National Association

(Central Index Key Number 0000835271)

Wells Fargo Bank, National Association

(Central Index Key Number 0000740906)

(Exact name of sponsor as specified in its charter)

Leland F. Bunch, III (646) 855-3953

(Name and telephone number, including area code, of the person to contact in connection with this ﬁling)

INFORMATION TO BE INCLUDED WITH THIS FORM

Item 1. File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).

Item 2. File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

Date: August 7, 2026

BANC OF AMERICA MERRILL LYNCH COMMERCIAL MORTGAGE INC.
(Depositor)

By: /s/ Leland F. Bunch, III
Name: Leland F. Bunch, III
Title: Chief Executive Officer and President

INDEX TO EXHIBITS

Item 601(b) of Regulation S-K Exhibit No.	Description	Paper (P) or Electronic (E)
102	Asset Data File.	(E)
103	Asset Related Document.	(E)